UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2009

Check here if Amendment:  ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
				    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		ICM Asset Management, Inc.
Address:	W. 601 Main Avenue, Suite 600
       		Spokane WA 99201-0613

Form 13F File Number:	28-03766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lisa House
Title:	Complince Officer
Phone:	(509)455-3588

Signature, Place and Date of Signing:

	Lisa House		Spokane, WA		08/04/09
	[Signature]		[City, State]		[Date]

Report Type (Check only one.):

_X__	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		90

Form 13F Information Table Value Total:		137,253


List of Other Included Managers:		NONE


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                                                      ICM Asset Management, Inc
                                                              FORM 13F
                                                        2Q 2009 Schedule 13F
                                                            June 30, 2009

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Co.                         COM              88579Y101      570     9479 SH       Sole                     8804               675
AAR Corp.                      COM              000361105     3757   234075 SH       Sole                   226780              7295
ABB Ltd. Sponsored ADR         COM              000375204      458    29025 SH       Sole                    27150              1875
Access Integrated Technoloqies COM              004329108      963   962504 SH       Sole                   951179             11325
ADC Telecommunications, Inc.   COM              000886309     3043   382335 SH       Sole                   368650             13685
Albany Int'l Corp-Cl A         COM              012348108     3489   306603 SH       Sole                   298058              8545
Alcoa, Inc.                    COM              013817101      375    36293 SH       Sole                    35893               400
Allegheny Technologies Inc     COM              01741r102      735    21050 SH       Sole                    19650              1400
American Equity Invt Life Hold COM              025676206     3240   580563 SH       Sole                   556648             23915
American Italian Pasta Co. Cla COM              027070101     2767    94930 SH       Sole                    91920              3010
Annaly Capital Mgmt, Inc.      COM              035710409     2291   151295 SH       Sole                   147385              3910
Applied Materials, Inc.        COM              038222105      621    56385 SH       Sole                    54335              2050
Aura Systems, Inc.             COM              051526200      2786   3039502 SH       Sole                   3039502
Avista Corp.                   COM              05379B107     2235   125496 SH       Sole                   122126              3370
Avon Products                  COM              054303102      703    27285 SH       Sole                    26035              1250
BakBone Software, Inc.         COM              057101107      106   270782 SH       Sole                   270782
Bank Of America Corp.          COM              060505104      394    29885 SH       Sole                    29885
BE Aerospace, Inc.             COM              073302101     2233   155525 SH       Sole                   150595              4930
Boeing Co.                     COM              097023105      444    10450 SH       Sole                    10325               125
Bottomline Technologies, Inc.  COM              101388106     4634   514359 SH       Sole                   499139             15220
Cadence Design Systems, Inc.   COM              127387108      448    75970 SH       Sole                    75710               260
Cal Dive International Inc.    COM              12802t101     1702   197208 SH       Sole                   190218              6990
Cemex S.A.B. DE C.V.           COM              151290889      811    86847 SH       Sole                    82427              4420
Cisco Systems, Inc.            COM              17275R102      657    35235 SH       Sole                    33260              1975
Citigroup, Inc.                COM              172967101       72    24075 SH       Sole                    24075
CMS Energy                     COM              125896100      692    57295 SH       Sole                    57125               170
Coca Cola Co.                  COM              191216100      665    13866 SH       Sole                    13041               825
Coherent, Inc.                 COM              192479103     1542    74585 SH       Sole                    71015              3570
Cold Water Creek, Inc.         COM              193068103      150    24525 SH       Sole                    24525
Convergys Corp.                COM              212485106     2607   280980 SH       Sole                   272290              8690
Cross Country Healthcare, Inc. COM              227483104     1327   193198 SH       Sole                   184803              8395
Cytec Industries, Inc.         COM              232820100     2087   112098 SH       Sole                   108568              3530
Devon Energy Corp.             COM              25179m103      465     8525 SH       Sole                     8450                75
Diageo PLC Sponsored ADR       COM              25243Q205      603    10525 SH       Sole                     9800               725
Dot Hill Systems Corp.         COM              25848t109     2862  3623130 SH       Sole                  3521150            101980
Elizabeth Arden, Inc.          COM              28660G106     1228   140695 SH       Sole                   135175              5520
Enwave Corporation             COM              29410k108        3    15252 SH       Sole                    15252
Ericsson (LM) Tel Sp ADR       COM              294821608      659    67425 SH       Sole                    63325              4100
Exxon Mobil Corp.              COM              30231G102      553     7912 SH       Sole                     7185               727
Flow International, Inc.       COM              343468104     3626  1543139 SH       Sole                  1494964             48175
Genzyme Corp. Gen'l Division   COM              372917104      756    13575 SH       Sole                    12700               875
Gerber Scientific              COM              373730100      705   282075 SH       Sole                   273050              9025
Goodrich Corp.                 COM              382388106     1790    35820 SH       Sole                    34635              1185
Goodyear Tire & Rubber         COM              382550101      800    71043 SH       Sole                    66580              4463
H&E Equipment Services Inc.    COM              404030108     2343   250578 SH       Sole                   243163              7415
HealthTronics                  COM              42222L107     2908  1446850 SH       Sole                  1386225             60625
Hearusa, Inc.                  COM              422360305      139   154380 SH       Sole                   154380
HSBC Holdings PLC Sponsor ADR  COM              404280406      689    16488 SH       Sole                    15611               877
IBM, Inc.                      COM              459200101      664     6355 SH       Sole                     5905               450
Insight Enterprises, Inc.      COM              45765U103     2427   251290 SH       Sole                   247980              3310
Integrys Energy Group Inc.     COM              45822P105      674    22477 SH       Sole                    22407                70
Intel Corp.                    COM              458140100      743    44864 SH       Sole                    42119              2745
Interoil Corp.                 COM              460951106      766    25950 SH       Sole                    25950
ION Geophysical Corp.          COM              462044108     2348   913673 SH       Sole                   895306             18367
Ivanhoe Energy Inc.            COM              465790103       28    18350 SH       Sole                    18350
Johnson & Johnson, Inc.        COM              478160104      857    15095 SH       Sole                    14095              1000
JP Morgan Chase & Co.          COM              46625H100      847    24835 SH       Sole                    23085              1750
Kratos Defense & Security      COM              50077b108     1865  2095865 SH       Sole                  2014115             81750
Lifepoint Hospitals, Inc.      COM              53219L109     2249    85668 SH       Sole                    83303              2365
Marsh & Mclennan Cos., Inc.    COM              571748102      441    21900 SH       Sole                    20450              1450
Medtronic, Inc.                COM              585055106      725    20786 SH       Sole                    19236              1550
MFA Financial, Inc.            COM              55272X102     2551   368655 SH       Sole                   356400             12255
Monterey Gourmet Foods, Inc.   COM              612570101       81    47081 SH       Sole                    47081
Moog Inc-Cl A                  COM              615394202     1667    64605 SH       Sole                    62860              1745
MSC Software Corp.             COM              553531104     2743   411886 SH       Sole                   395171             16715
Nokia Corp.                    COM              654902204      563    38606 SH       Sole                    36226              2380
Novartis AG ADR                COM              66987v109      625    15325 SH       Sole                    15325
Omnicare, Inc.                 COM              681904108     1224    47503 SH       Sole                    47393               110
Par Technology Corp/Del        COM              698884103     1754   274500 SH       Sole                   274500
PerkinElmer, Inc.              COM              714046109      801    46018 SH       Sole                    45878               140
Petroleo Brasilero S.A.        COM              71654v408      698    17025 SH       Sole                    15900              1125
Pfizer, Inc.                   COM              717081103      607    40460 SH       Sole                    36305              4155
Polyone Corp.                  COM              73179P106     1941   716170 SH       Sole                   698660             17510
Powerwave Technologies, Inc.   COM              739363109     6551  4069013 SH       Sole                  3954298            114715
Procter & Gamble Co.           COM              742718109      780    15268 SH       Sole                    14318               950
Rent-A-Center, Inc.            COM              76009N100     2298   128875 SH       Sole                   123890              4985
Shaw Group, Inc.               COM              820280105     1152    42025 SH       Sole                    40255              1770
Stancorp Financial Group Corp. COM              852891100     2504    87295 SH       Sole                    84415              2880
Superior Energy Services, Inc. COM              868157108      854    49440 SH       Sole                    47820              1620
Symmetricom, Inc.              COM              871543104     3662   634718 SH       Sole                   616858             17860
Technitrol, Inc.               COM              878555101     7540  1165340 SH       Sole                  1131140             34200
Teletech Holdings, Inc.        COM              879939106     1335    88095 SH       Sole                    83360              4735
Tessera Technologies, Inc.     COM              88164L100     1526    60350 SH       Sole                    57225              3125
Thermo Fisher Scientific Inc.  COM              883556102      639    15675 SH       Sole                    14675              1000
Transocean Ltd                 COM              H8817H100      848    11411 SH       Sole                    10611               800
Tyson Foods, Inc. -Cl A        COM              902494103      990    78500 SH       Sole                    78500
United Rentals, Inc.           COM              911363109     3116   480190 SH       Sole                   468242             11948
Visa Inc.                      COM              92826C839      721    11575 SH       Sole                    10775               800
Vishay Intertechnology, Inc.   COM              928298108     3539   521260 SH       Sole                   505000             16260
Wal-Mart Stores, Inc.          COM              931142103      576    11885 SH       Sole                    11025               860

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